Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value measurement of liabilities [line items]
Net amount presented	$ 174,472	$ 211,544
Net amount presented	402,320	469,287
Trade and Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	27,193	23,269
Gross amounts offset	(2,207)	(2,162)
Net amount presented	24,986	21,107
Trade and Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	51,563	43,592
Gross amounts offset	(2,207)	(2,161)
Net amount presented	$ 49,356	$ 41,431